Loans and Allowance for Credit Losses - Summary of Loans by Portfolio Class and Company's Internal Credit Quality Rating (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 312,028	$ 297,707
Total outstanding commitments	671,419	645,752
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	306,471	285,957
Total outstanding commitments	662,363	627,606
Special Mention Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,684	4,278
Total outstanding commitments	3,372	8,772
Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	3,873	7,472
Total outstanding commitments	5,684	9,374
Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	5,557	11,750
Total outstanding commitments	9,056	18,146
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Originated in 2021	51,829
Originated in 2020	14,528	37,645
Originated in 2019	10,364	18,485
Originated in 2018	5,161	12,876
Originated in 2017	2,189	5,644
Originated prior to 2017	2,845	5,197
Revolving	25,107	23,024
Total loans	112,023	102,871
Commercial [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Originated in 2021	51,155
Originated in 2020	14,091	34,557
Originated in 2019	10,159	17,867
Originated in 2018	5,122	12,349
Originated in 2017	2,149	5,257
Originated prior to 2017	2,774	4,954
Revolving	24,722	22,445
Total loans	110,172	97,429
Commercial [Member] | Special Mention Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Originated in 2021	387
Originated in 2020	304	1,335
Originated in 2019	151	269
Originated in 2018	3	351
Originated in 2017	2	117
Originated prior to 2017	28	128
Revolving	268	299
Total loans	1,143	2,499
Commercial [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Originated in 2021	287
Originated in 2020	133	1,753
Originated in 2019	54	349
Originated in 2018	36	176
Originated in 2017	38	270
Originated prior to 2017	43	115
Revolving	117	280
Total loans	708	2,943
Commercial [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Originated in 2021	674
Originated in 2020	437	3,088
Originated in 2019	205	618
Originated in 2018	39	527
Originated in 2017	40	387
Originated prior to 2017	71	243
Revolving	385	579
Total loans	1,851	5,442
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Originated in 2021	14,360
Originated in 2020	7,920	11,044
Originated in 2019	7,229	10,973
Originated in 2018	3,254	7,103
Originated in 2017	1,813	3,188
Originated prior to 2017	2,939	5,311
Revolving	1,538	1,692
Total loans	39,053	39,311
Commercial Real Estate [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Originated in 2021	13,364
Originated in 2020	7,459	9,446
Originated in 2019	6,368	9,514
Originated in 2018	2,996	6,053
Originated in 2017	1,662	2,650
Originated prior to 2017	2,811	4,762
Revolving	1,494	1,445
Total loans	36,154	33,870
Commercial Real Estate [Member] | Special Mention Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Originated in 2021	6
Originated in 2020	198	461
Originated in 2019	251	454
Originated in 2018	29	411
Originated in 2017	38	198
Originated prior to 2017	17	240
Revolving	1	9
Total loans	540	1,773
Commercial Real Estate [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Originated in 2021	990
Originated in 2020	263	1,137
Originated in 2019	610	1,005
Originated in 2018	229	639
Originated in 2017	113	340
Originated prior to 2017	111	309
Revolving	43	238
Total loans	2,359	3,668
Commercial Real Estate [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Originated in 2021	996
Originated in 2020	461	1,598
Originated in 2019	861	1,459
Originated in 2018	258	1,050
Originated in 2017	151	538
Originated prior to 2017	128	549
Revolving	44	247
Total loans	2,899	5,441
Residential Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Originated in 2021	29,885
Originated in 2020	15,957	23,266
Originated in 2019	6,974	13,987
Originated in 2018	2,919	5,693
Originated in 2017	3,826	6,943
Originated prior to 2017	16,931	26,265
Revolving	1	1
Total loans	76,493	76,155
Residential Mortgages [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Originated in 2021	29,882
Originated in 2020	15,948	23,262
Originated in 2019	6,938	13,969
Originated in 2018	2,889	5,670
Originated in 2017	3,796	6,918
Originated prior to 2017	16,619	25,921
Revolving	1	1
Total loans	76,073	75,741
Residential Mortgages [Member] | Special Mention Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Originated in 2020	1	1
Originated in 2019		1
Originated in 2018		1
Originated in 2017		1
Originated prior to 2017		2
Total loans	1	6
Residential Mortgages [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Originated in 2021	3
Originated in 2020	8	3
Originated in 2019	36	17
Originated in 2018	30	22
Originated in 2017	30	24
Originated prior to 2017	312	342
Total loans	419	408
Residential Mortgages [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Originated in 2021	3
Originated in 2020	9	4
Originated in 2019	36	18
Originated in 2018	30	23
Originated in 2017	30	25
Originated prior to 2017	312	344
Total loans	420	414
Other Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Originated in 2021	22,461
Originated in 2020	12,080	17,596
Originated in 2019	7,240	11,628
Originated in 2018	3,299	6,841
Originated in 2017	1,735	3,901
Originated prior to 2017	1,988	3,760
Revolving	12,644	12,757
Revolving converted to term	512	541
Total loans	61,959	57,024
Other Retail [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Originated in 2021	22,455
Originated in 2020	12,071	17,589
Originated in 2019	7,223	11,605
Originated in 2018	3,285	6,814
Originated in 2017	1,726	3,879
Originated prior to 2017	1,973	3,731
Revolving	12,532	12,647
Revolving converted to term	472	503
Total loans	61,737	56,768
Other Retail [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Originated in 2021	6
Originated in 2020	9	7
Originated in 2019	17	23
Originated in 2018	14	27
Originated in 2017	9	22
Originated prior to 2017	15	29
Revolving	112	110
Revolving converted to term	40	38
Total loans	222	256
Other Retail [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Originated in 2021	6
Originated in 2020	9	7
Originated in 2019	17	23
Originated in 2018	14	27
Originated in 2017	9	22
Originated prior to 2017	15	29
Revolving	112	110
Revolving converted to term	40	38
Total loans	222	256
Credit Card [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	22,500	22,346
Credit Card [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	22,335	22,149
Credit Card [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	165	197
Credit Card [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 165	$ 197